Note 13 - Equity Compensation Plan (Details) - Nonvested Restricted Shares (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock [Member]
Note 13 - Equity Compensation Plan (Details) - Nonvested Restricted Shares [Line Items]
Number of restricted shares	74,761
Weighted average grant date fair value per non-vested share	$ 7.26
Granted	230,713
Granted	$ 7.58
Vested	74,761
Vested	$ 7.26
Number of restricted shares	230,713
Weighted average grant date fair value per non-vested share	$ 7.58